Cover Cover	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	WORKHORSE GROUP INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37673
Entity Tax Identification Number	26-1394771
Entity Address, Address Line One	3600 Park 42 Drive, Suite 160E
Entity Address, City or Town	Sharonville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45241
City Area Code	(888)
Local Phone Number	-5205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	WKHS
Entity Central Index Key	0001425287
Amendment Flag	false